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Oct. 15, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:      Post-Effective Amendment No. 46 on Form N-4
         RiverSource Variable Account 10
         File Nos. 333-79311 and 811-07355
            RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity

Dear Commissioners:

On behalf of RiverSource Variable Account 10 ("Registrant"), RiverSource Life Insurance Company ("Company") is filing Post-Effective Amendment No. 46("Amendment No. 46") on Form N-4 pursuant to Rule 485(a) of the Securities Act of 1933 ("1933 Act"). The purpose of this filing is to supplement the prospectus for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity. The supplement discloses enhancements to the Guaranteed Minimum Withdrawal Benefit optional living benefit ("Withdrawal Benefit") that are being offered only to existing contracts that already include the Withdrawal Benefit. There are two versions of the Withdrawal Benefit and the enhancements are being offered on both versions.

The Prospectus and combined Statement of Additional Information relating to the above-listed variable annuity, filed electronically as Post-Effective Amendment No. 42 to Registration Statement 333-79311 on or about April 24, 2007 ("Amendment No. 42"), are incorporated by reference.

Registrant notes that the disclosure regarding the Enhanced Withdrawal Benefit rider is substantially similar to that found in the prospectus for RiverSource Innovations(SM) Select Variable Annuity included in RiverSource Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139763 which the Staff recently reviewed.

In this Amendment No. 46, the enhancements to the Withdrawal Benefit rider include:

     - The annual step up is available on an automatic basis, subject to certain conditions;

     - Partial withdrawals made in the first three contract years are not necessarily considered excess withdrawal subject to excess withdrawal processing.

Registrant intends this filing to serve as a Template Supplement Filing for New York version of the RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity contracts that will also receive the Withdrawal Benefit enhancements. Registrant will submit a request in accordance with Rule 485(b)(1)(vii) under 1933 Act, under separate cover.

If there is anything I can do to expedite review of the enclosed Amendment No. 46 or if you have any questions regarding this filing, please contact me at
(612) 678-0175 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Counsel